Document and Entity Information	6 Months Ended
	Jun. 30, 2012	Aug. 10, 2012
Document and Entity Information
Entity Registrant Name	AMERICA WEST RESOURCES, INC.
Document Type	10-Q
Document Period End Date	Jun 30, 2012
Amendment Flag	false
Entity Central Index Key	0000867687
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		68,488,691
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q2

CONDENSED CONSOLIDATED BALANCE SHEETS (unaudited) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 7,381	$ 97,533
Accounts receivable	74,465	9,958
Deferred financing costs	0	1,897
Prepaid expenses	207,832	473,222
Total current assets	289,678	582,610
Deposits	441,629	807,272
Long-term restricted cash	204,041	204,024
Property and equipment:
Property and equipment	14,171,275	15,075,804
Land and mineral properties	11,683,448	26,424,721
Total property and equipment	25,854,723	41,500,525
Less: accumulated depreciation and depletion	(8,029,987)	(11,504,505)
Net property and equipment	17,824,736	29,996,020
Total assets	18,760,084	31,589,926
Current liabilities:
Bank overdraft	72,948	0
Accounts payable	4,898,376	3,347,028
Accounts payable - related party	445,749	398,386
Accrued expenses	4,858,828	3,616,678
Deferred revenue	500,000	500,000
Short-term debt - related party	9,564,157	8,144,611
Current maturities of long-term debt, net of unamortized discount of $11,441 and $17,587, respectively	4,631,749	5,192,956
Short-term convertible debt-related party	7,489,160	7,489,160
Derivative liabilities	72,166	109,711
Total current liabilities	32,533,133	28,798,530
Long-term debt:
Long term debt net of unamortized discount of $0 and $2,512, respectively	0	164,541
Asset retirement obligation	223,881	213,220
Total liabilities	32,757,014	29,176,291
Stockholders' deficit:
Preferred stock, $0.0001 par value; 2,500,000 shares authorized; none issued and outstanding	0	0
Common stock, $0.0001 par value; 300,000,000 shares authorized; 68,488,691 and 66,414,175 shares issued and outstanding, respectively	6,848	6,641
Additional paid-in capital	65,423,592	64,974,535
Accumulated deficit	(79,427,370)	(62,567,541)
Total stockholders' deficit	(13,996,930)	2,413,635
Total liabilities and stockholders' deficit	$ 18,760,084	$ 31,589,926

CONDENSED CONSOLIDATED BALANCE SHEETS PARANTHETICALS (unaudited) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Unamortized discount of Long-term debt current maturities	$ 11,441	$ 17,587
Unamortized discount of Long-term debt	$ 0	$ 2,512
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock authorized shares	2,500,000	2,500,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Common stock, par value	$ 0.0001	$ 0.0001
Common stock authorized shares	300,000,000	300,000,000
Common stock shares issued	68,488,691	66,414,175
Common stock shares outstanding	68,488,691	66,414,175

CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Coal sales	$ 4,040,355	$ 4,005,504	$ 8,071,825	$ 7,468,743
Machine repair services	2,783	2,751	35,011	25,456
Total revenue	4,043,138	4,008,255	8,106,836	7,494,199
Cost of revenue:
Coal production costs	4,031,534	3,467,133	8,848,998	5,892,906
Depreciation, depletion and accretion	513,551	551,179	1,117,144	979,808
Machine repair costs	(354)	0	6,454	0
Total cost of revenue	4,544,731	4,018,312	9,972,596	6,872,714
Gross profit (loss)	(501,593)	(10,057)	(1,865,760)	621,485
Operating expenses:
General and administrative	1,570,915	2,043,510	2,526,271	4,101,212
Loss on abandonment of mineral property	11,632,068	0	11,632,201	0
Gain on settlement of property tax	0	0	(183,359)	0
Net operating expense	13,202,983	2,043,510	13,975,113	4,101,212
Loss from operations	(13,704,576)	(2,053,567)	(15,840,873)	(3,479,727)
Other income (expenses):
Gain on derivative liabilities	33,691	349,368	37,545	779,411
Other income	27,057	501	131,992	502
Interest expense	(499,808)	(1,872,707)	(1,188,492)	(6,839,808)
Loss on extinguishment of debt	0	(246,071)	0	(812,428)
Total other expenses, net	(439,060)	(1,768,909)	(1,018,955)	(6,872,323)
Net Loss	$ (14,143,636)	$ (3,822,476)	$ (16,859,828)	$ (10,352,050)
Basic and Diluted Loss Per Share	$ (0.21)	$ (0.09)	$ (0.25)	$ (0.26)
Weighted Average Shares Outstanding Basic and Diluted	68,443,499	44,431,500	67,769,738	39,565,812

CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Cash Flows from Operating Activities:
Net loss.	$ (16,859,828)	$ (10,352,050)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and depletion	1,117,144	979,808
Amortization of debt discounts	333,917	4,510,004
Amortization of deferred financing costs	1,897	1,266,917
Gain on settlement of property tax.	(183,359)	0
Common stock issued for services	14,381	303,709
Warrant expense	0	130,000
Option expense	0	270,087
Loss on debt extinguishment	0	812,428
Loss on abandonment of mineral property.	11,632,201	0
Gain on derivative liabilities.	(37,545)	(779,411)
Changes in current assets and liabilities:
Accounts receivable.	(64,507)	(209,252)
Inventory	0	125,881
Prepaid expenses.	265,390	(181,399)
Accounts payable.	1,551,347	918,655
Accounts payable-related party	47,363	(37,620)
Accrued liabilities	1,535,400	1,449,223
Net cash used in operating activities	(646,199)	(793,020)
Cash Flows from Investing Activities:
Purchase of property and equipment	(518,779)	(2,437,917)
Capital expenditures for land and mineral properties	(48,620)	(4,320,079)
Restricted cash	(17)	0
Deposits.	365,643	(122,691)
Net cash used in investing activities	(201,773)	(6,880,687)
Cash Flows from Financing Activities:
Proceeds from issuance of common stock, net of issuance costs	0	3,835,267
Proceeds from exercise of warrants	0	168
Bank overdraft (replenish bank overdraft)	72,948	57,964
Payment for deferred financing costs	0	(44,850)
Proceeds from related party debt and common stock	1,419,546	184,380
Payments on related party debt	0	(5,000)
Proceeds from convertible debt	0	3,928,000
Proceeds from debt	210,136	1,210,356
Payments on debt	(944,810)	(1,466,520)
Payments made on capital lease obligations	0	(89,488)
Net cash provided by financing activities	757,820	7,610,277
Net decrease in cash and cash equivalents	(90,152)	(63,430)
Cash and cash equivalents at beginning of period	97,533	65,003
Cash and Cash Equivalents at End of Period	7,381	1,573
Supplemental cash flow information:
Cash paid for interest	137,636	188,051
Cash paid for income taxes	0	0
Noncash Investing and Financing Activities:
Equipment acquired through capital lease	0	180,302
Equipment acquired through issuance of accounts payable	0	168,835
Debt and interest converted to common shares	0	5,556,697
Accrued interest converted to convertible debt	0	2,127,408
Debt discount due to beneficial conversion feature	0	6,513,580
Warrants issued for debt issuance costs	0	1,123,979
Debt financing costs accrued	0	257,500
Common shares issued for settlement of accrued liabilities	$ 109,892	$ 299,000

BASIS OF PRESENTATION	6 Months Ended
Jun. 30, 2012
BASIS OF PRESENTATION
BASIS OF PRESENTATION

NOTE 1 –BASIS OF PRESENTATION

The accompanying unaudited interim condensed consolidated financial statements as of June 30, 2012, have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules of the Securities and Exchange Commission, and should be read in conjunction with the audited consolidated financial statements and notes thereto contained in the 2011 Annual Report filed with the SEC on Form 10-K/A on June 1, 2012. In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of financial position and the results of operations for the interim periods presented have been reflected herein. The results of operations for interim periods are not necessarily indicative of the results to be expected for the full year. Notes to the consolidated financial statements which would substantially duplicate the disclosure contained in the audited consolidated financial statements for fiscal 2011 as reported in the Form 10-K/A on June 1, 2012 have been omitted.

Principles of Consolidation

The unaudited condensed consolidated financial statements include the financial information of America West Resources, Inc., and its wholly owned subsidiaries, Hidden Splendor Resources, Inc. (“Hidden Splendor”), America West Services, Inc., and America West Marketing, Inc. (collectively “America West”). All significant inter-company accounts and transactions have been eliminated.

Reclassifications

Certain amounts for 2011 have been reclassified to conform to the 2012 presentation. The reclassifications had no effect on the net loss for 2011.

Recently Issued Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (FASB) or other standard setting bodies that are adopted by the Company as of the specified effective date. Unless otherwise discussed, America West believes that the impact of recently issued accounting pronouncements that are not yet effective will not have a material impact on our financial position or results of operations upon adoption.

GOING CONCERN	6 Months Ended
Jun. 30, 2012
GOING CONCERN
GOING CONCERN

NOTE 2 – GOING CONCERN

As shown in the accompanying consolidated financial statements, America West has incurred continual losses and an accumulated deficit of $79,427,370 as of June 30, 2012. At June 30, 2012 current liabilities exceeded current assets by $32,243,455. During the six months ended June 30, 2012 the company used $646,199 of cash in its operating activities. These conditions raise substantial doubt as to America West’s ability to continue as a going concern. Management is attempting to raise additional capital through sales of stock and to enhance the operations of Hidden Splendor to achieve cash-positive operations. The unaudited condensed consolidated financial statements do not include any adjustments that might be necessary if America West is unable to continue as a going concern.

LAND AND MINERAL PROPERTIES	6 Months Ended
Jun. 30, 2012
LAND AND MINERAL PROPERTIES
LAND AND MINERAL PROPERTIES

NOTE 3 – LAND AND MINERAL PROPERTIES

During June, 2012 the Mine Safety Health Administration (MSHA) required changes in the mine plan which resulted in the Company deciding to abandon and seal a section of the mine.  $11,632,201 of net mine development costs related to the section that was abandoned were written off.  Production of coal was suspended during the last half of June resulting in no coal sales for that period.  There has only been 2,349 tons of coal produced since June 30, 2012.  The mine has been idle while moving equipment, exploration and preparation of the new section for mining.  MSHA is processing changes to the mine plan that will likely result in the mine being idle until late August or early September.

The Company assesses the carrying value of its property and equipment for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability is measured by comparing estimated undiscounted cash flows expected to be generated from such assets to their net book value.  If net book value exceeds estimated cash flows, the asset is written down to its fair value, determined by the estimated discounted cash flows from such asset.

RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2012
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 5 – RELATED PARTY TRANSACTIONS

Debt Owed to Related Parties

During the six months ended June 30, 2012, America West borrowed an aggregate of $1,370,000 from a major shareholder. The notes bear interest at 8% per annum and are secured by the majority of the assets of the company. Of these notes $970,000 matured on March 31, 2012 and $400,000 of these notes matured on June 30, 2012. America West has defaulted on all the loans. A total of 1,370,000 common shares were issued in connection with the debt. The Company allocated $318,716 of the proceeds to the common shares issued based on their relative fair value, which resulted in the recognition of a $318,716 discount on the notes payable. The debt discount was amortized and recorded as interest expense over the term of the debt using the effective interest method.

During the three months ended March 31, 2012, America West issued a $29,516 promissory note and 29,516 common shares to the Chairman of the board of directors in order to reimburse him for settling $29,516 of liabilities on behalf of the Company. The note is unsecured due on demand and bears interest at 8% per annum.The Company did not receive any other unstated rights or services from the Chairman in exchange for the issuance of the promissory note and the common shares. The amount of liabilities settled was allocated to the promissory note and the common shares based on their relative fair values and resulted in allocating $23,241 to the promissory note and $6,275 to the common shares. The allocation resulted in a $6,275 discount to the note payable. The debt discount was amortized and recorded as interest expense during the three months ended March 31, 2012.

Amortization for the six months ended June 30, 2012 was $324,991. The unamortized discount on these notes as of June 30, 2012 was $0.

A summary of the related party debt and related party convertible debt activity for the six months ended June 30, 2012 is as follows:

Balance, net at December 31, 2011	$8,144,611	$7,489,160
Borrowings	1,094,555	-
Discounts amortized	324,991	-
Balance, net at June 30, 2012	$17,053,317	$7,489,160

Other Related Party Transactions

America West leases office space from an entity owned by certain stockholders of America West. In addition, Hidden Splendor leases certain water rights from the entity. As of June 30, 2012 and December 31, 2011, the total accrued liability for these items was $389,100 and $345,600, respectively.

America West receives transfer agent services from an entity controlled by a director of America West. The payable to this entity totaled $56,649 and $0 as of June 30, 2012 and December 31, 2011, respectively.

Hidden Splendor ships a portion of its coal utilizing a trucking company owned by America West's Chief Executive Officer. For the six months ended June 30, 2012 and 2011, Hidden Splendor incurred trucking fees amounting to $755,535 and $1,161,822, respectively which are included in coal production costs in the consolidated statements of operations. The amount payable to this trucking company as of June 30, 2012 and December 31, 2011 totaled $244,225 and $0, respectively.

STOCKHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2012
STOCKHOLDERS' EQUITY
STOCKHOLDERS' EQUITY

NOTE 6 – STOCKHOLDERS’ EQUITY

Common Stock

During the six months ended June 30, 2012, America West issued 600,000 common shares to repay an accrued liability of $109,892. The fair value of the shares was determined to be $109,892 based on the market value of the common stock on the date issued.

During the six months ended June 30, 2012, America West issued the Chairman of the board of directors 29,516 common shares to compensate him in part for paying a liability of $29,516.  The fair value of the shares was $6,275.

During the six months ended June 30, 2012, America West issued 75,000 common shares for services rendered valued at $14,381.

During the six months ended June 30, 2012, America West issued 1,370,000 common shares with debt payable to related parties. The relative fair value of the shares was determined to be $318,716.

Options

A summary of option transactions for the six months ended June 30, 2012 is as follows:

	Options	Wtd. Avg Exercise Price
Outstanding at December 31, 2011	1,250,625	$2.93
Outstanding at June 30, 2012	1,250,625	$2.93
Exercisable at June 30, 2012	1,250,625	$2.93

At June 30, 2012, the range of exercise prices and the weighted average remaining contractual life of the options outstanding were $0.12 to $5.40 and 1.47 years, respectively. The intrinsic value of the exercisable options outstanding at June 30, 2012 was $0.

Warrants

A summary of warrant transactions for the six months ended June 30, 2012 is as follows:

	Warrants	Wtd. Avg Exercise Price
Outstanding at December 31, 2011	3,568,985	$1.47
Outstanding at June 30, 2012	3,568,985	$1.47
Exercisable at June 30, 2012	3,568,985	$1.47

At June 30, 2012, the range of exercise prices and the weighted average remaining contractual life of the warrants outstanding were $0.12 to $3.60 and 3.95 years, respectively. The intrinsic value of the warrants exercisable at June 30, 2012 was $11,321.

DERIVATIVES	6 Months Ended
Jun. 30, 2012
DERIVATIVES
DERIVATIVES

NOTE 7 – DERIVATIVES

As of June 30, 2012, America West has an aggregate of 911,564 outstanding warrants containing exercise price reset provisions which requires derivative treatment under FASB ASC 815-15.

The fair value of these liabilities as of June 30, 2012 totaled $72,166 and was calculated using the Black Scholes stock option valuation model. The significant assumptions used in the June 30, 2012 valuation were: the exercise prices ranging from $0.12 to $3.60; the market value of America West’s common stock on June 30, 2012, $.12; expected volatilities between 271.13% and 286.02%; risk free interest rates of .33%; and remaining contract terms between 1.34 and 1.53 years.

Fair value measurement

America West values its derivative instruments under FASB ASC 820 which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.

As defined in ASC 820, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). America West utilizes market data or assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and the risks inherent in the inputs to the valuation technique. These inputs can be readily observable, market corroborated, or generally unobservable. America West classifies fair value balances based on the observability of those inputs. ASC 820 establishes a fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to unobservable inputs (level 3 measurement).

The three levels of the fair value hierarchy defined by ASC 820 are as follows:

Level 1 – Quoted prices are available in active markets for identical assets or liabilities as of the reporting date. Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis. Level 1 primarily consists of financial instruments such as exchange-traded derivatives, marketable securities and listed equities.

Level 2 – Pricing inputs are other than quoted prices in active markets included in level 1, which are either directly or indirectly observable as of the reported date.

Level 3 – Pricing inputs include significant inputs that are generally less observable from objective sources. These inputs may be used with internally developed methodologies that result in management’s best estimate of fair value.

America West uses Level 3 to value its derivative instruments.

The following table sets forth by level with the fair value hierarchy the Company’s financial liabilities measured at fair value on June 30, 2012.

	Level 1	Level 2	Level 3	Total

Liabilities
Derivative Financial instruments	$-	$-	$72,166	$72,166

The following table provides a summary of the changes in fair value, including net transfers in and/or out, of the derivative financial instruments measured at fair value on a recurring basis using significant unobservable inputs:

Warrants

Balance at December 31, 2011	$109,711
Unrealized gain included in other income (expense)	(37,545)
Balance at June 30, 2012	$72,166

COMMITMENTS & CONTINGENCIES	6 Months Ended
Jun. 30, 2012
COMMITMENTS & CONTINGENCIES
COMMITMENTS & CONTINGENCIES

NOTE 8 – COMMITMENTS & CONTINGENCIES

The Company has an existing coal lease agreement with the U.S. Bureau of Land Management (“BLM”). Rental payments of $3,867 are payable to the BLM by the first of September each year. In addition, a royalty payment of eight percent of gross sales for production up to 900,000 tons is due to the BLM each month. The Company is also required to make payments each quarter to the Bureau of Land Reclamation. The payment is equal to $0.15 per ton of coal mined.

Mining operations are subject to conditions that can impact the safety of our workforce or delay coal deliveries or increase the cost of mining for varying lengths of time. These conditions include mine collapses; fires and explosions from methane gas or coal dust; accidental mine water discharges; weather, flooding and natural disasters; unexpected maintenance problems; key equipment failures; variations in coal seam thickness; variations in the amount of rock and soil overlying the coal deposit; variations in rock and other natural materials and variations in geologic conditions.

Coal mining, especially underground coal mining, is inherently dangerous and great care must be taken to assure safe, continued operations. Past experiences of others in the industry indicate that lapses in safety practices can result in catastrophic collapse of a coal mining operation. Even when best mining practices are strictly observed, natural disasters such as an earthquake could possibly destroy a coal mine’s operations. Any catastrophic event at the coal mine which would close the mine for an extended period of time likely would cause the failure of operations. The Company maintains insurance policies that provide limited coverage for some of these risks, although there can be no assurance that these risks would be fully covered by these insurance policies. Despite the Company’s efforts, significant mine accidents could occur and have a substantial impact. Such impact resulting from accidents could take the form of increased premiums on insurance policies, litigation, fines and penalties imposed by regulating agencies.

In connection with the Hidden Splendor Plan of Reorganization, which became effective on December 19, 2008, Hidden Splendor is obligated to make payments to creditors over time in an aggregate principal amount of not less than approximately $10,000,000 and up to approximately $10,700,000 over a period not exceeding seven years from the effective date of the Plan. Under the Plan, America West must pay all of Hidden Splendor’s post-petition liabilities that Hidden Splendor cannot pay, in the ordinary course of business, in an amount not to exceed $1,560,000.

In September 2010, Kenneth Rushton, the Chapter 7 Trustee for C.W. Mining Company dba Co-Op Mining Company in the Chapter 7 bankruptcy action on file in the United States District Bankruptcy Court in the District of Utah, brought an adversarial proceeding naming Hidden Splendor Resources, Inc. as a defendant. In this action, the trustee alleges that a $40,000 payment the debtor made to Hidden Splendor in 2007 is avoidable under 11 U .S.C. Section 548 and alleges that the Trustee may recover from Hidden Splendor the value of that payment. Hidden Splendor denies that the trustee is entitled to the relief he seeks and will file an answer to the complaint. America West believes the probability of incurring any losses associated with this claim to be minimal. As such, no expenses have been accrued.

In September 2010, Kenneth Rushton, the Chapter 7 Trustee for C.W. Mining Company dba Co-Op Mining Company in the Chapter 7 bankruptcy action on file in the United States District Bankruptcy Court in the District of Utah, brought an adversarial proceeding naming America West Marketing, Inc. as a defendant. In this action, the trustee alleges that during 2009, America West Marketing purchased 5,795 tons of coal that was either: (1) mined by a third party under the authority of the debtor's operating permit and in violation of the automatic stay in the pending bankruptcy action; (2) mined by the debtor; or (3) purchased by a third party with coal sale proceeds generated by coal previously mined by the Debtor, and claims trustee is entitled to a judgment against America West Marketing in the amount of $204,077 in connection with the transfer of that coal. America West Marketing denies that the trustee is entitled to the relief he seeks and will file an answer to the complaint. America West believes the probability of incurring any losses associated with this claim to be minimal. As such, no expenses have been accrued.

Occasionally, Hidden Splendor is issued citations by the Mine Safety and Health Administration in connection with regular inspections of the Horizon Mine. At times, Hidden Splendor challenges citations, resulting in reductions to proposed penalties or administrative adjudications with no penalties. As of June 30, 2012, Hidden Splendor has challenges pending in several administrative actions. Such actions cover a total of approximately $1,200,000 of proposed, assessed penalties. Management is unable to predict the outcome of these pending administrative actions. If America West is not successful in eliminating or significantly reducing such proposed penalties, such result could adversely affect the company’s financial condition and operations. Management has determined that of the total amount, the probable liability arising from these citations is approximately $771,800 which was accrued at December 31, 2011. An additional $474,935 was accrued during the three months ended June 30, 2012 for a total accrual as of June 30, 2012 of $1,246,735.

In December 2010, the Company agreed to serve as guarantor on $250,000 of debt payments owed by Wild West Trucking, a trucking company owned by America West's Chief Executive Officer, to its secured creditor Zions Bank.

DEBT	6 Months Ended
Jun. 30, 2012
DEBT
DEBT

NOTE 4 – DEBT

A summary of the third party debt and third party convertible debt activity for the six months ended June 30, 2012 is as follows:

Balance, net at December 31, 2011	$5,357,497
Borrowings	210,136
Principal payments	(944,810)
Discounts amortized	8,926
Balance, net at June 30, 2012	4,631,749
Less: current maturities, net	(4,631,749)
Long term, net debt at June 30, 2012	$-0-

BASIS OF PRESENTATION (POLICIES)	6 Months Ended
Jun. 30, 2012
BASIS OF PRESENTATION (POLICIES)
Principles of Consolidation

Principles of Consolidation

The unaudited condensed consolidated financial statements include the financial information of America West Resources, Inc., and its wholly owned subsidiaries, Hidden Splendor Resources, Inc. (“Hidden Splendor”), America West Services, Inc., and America West Marketing, Inc. (collectively “America West”). All significant inter-company accounts and transactions have been eliminated.

Reclassifications	Reclassifications Certain amounts for 2011 have been reclassified to conform to the 2012 presentation. The reclassifications had no effect on the net loss for 2011.
Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (FASB) or other standard setting bodies that are adopted by the Company as of the specified effective date. Unless otherwise discussed, America West believes that the impact of recently issued accounting pronouncements that are not yet effective will not have a material impact on our financial position or results of operations upon adoption.

Debt (Tables)	6 Months Ended
Jun. 30, 2012
Debt (Tables)
Summary of the third party debt and third party convertible debt

A summary of the third party debt and third party convertible debt activity for the six months ended June 30, 2012 is as follows:

Balance, net at December 31, 2011	$5,357,497
Borrowings	210,136
Principal payments	(944,810)
Discounts amortized	8,926
Balance, net at June 30, 2012	4,631,749
Less: current maturities, net	(4,631,749)
Long term, net debt at June 30, 2012	$-0-

Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2012
Related Party Transactions (Tables)
Related party debt and related party convertible debt

A summary of the related party debt and related party convertible debt activity for the six months ended June 30, 2012 is as follows:

Balance, net at December 31, 2011	$8,144,611	$7,489,160
Borrowings	1,094,555	-
Discounts amortized	324,991	-
Balance, net at June 30, 2012	$17,053,317	$7,489,160

Stockholders' Equity (Tables)	6 Months Ended
Jun. 30, 2012
Stockholders' Equity (Tables)
Summary of option transactions

A summary of option transactions for the six months ended June 30, 2012 is as follows:

	Options	Wtd. Avg Exercise Price
Outstanding at December 31, 2011	1,250,625	$2.93
Outstanding at June 30, 2012	1,250,625	$2.93
Exercisable at June 30, 2012	1,250,625	$2.93

Summary of Warrant Transactions

A summary of warrant transactions for the six months ended June 30, 2012 is as follows:

	Warrants	Wtd. Avg Exercise Price
Outstanding at December 31, 2011	3,568,985	$1.47
Outstanding at June 30, 2012	3,568,985	$1.47
Exercisable at June 30, 2012	3,568,985	$1.47

Derivatives (Tables)	6 Months Ended
Jun. 30, 2012
Derivatives (Tables)
Fair Value Hierarchy The Company's Financial Liabilities

The following table sets forth by level with The Fair Value Hierarchy The Company’s Financial Liabilities measured at fair value on June 30, 2012.

	Level 1	Level 2	Level 3	Total

Liabilities
Derivative Financial instruments	$-	$-	$72,166	$72,166

Summary of the changes in fair value

The following table provides a summary of the changes in fair value, including net transfers in and/or out, of the derivative financial instruments measured at fair value on a recurring basis using significant unobservable inputs:

Warrants

Balance at December 31, 2011	$109,711
Unrealized gain included in other income (expense)	(37,545)
Balance at June 30, 2012	$72,166

Going Concern Deficit and Working capital (Details) (USD $)	Jun. 30, 2012
Accumulated deficit.	$ 79,427,370
Current liabilities exceeded current assets	$ 32,243,455

Going Concern Operations (Details) (USD $)	6 Months Ended
Jun. 30, 2012
Cash used in operating activities	$ 646,199

Land And Mineral Properties Coal Deposits (Details) (USD $)	Jun. 30, 2012
Mine development costs written off	$ 11,632,201
Coal Produced in Tons as of date	$ 2,349

Debt To Third party and Convertible Debt (Details) (Third party Debt, USD $)	6 Months Ended
Jun. 30, 2012
Third party Debt
Balance	$ 5,357,497
Balance	4,631,749
Borrowings	210,136
Principal payments	(944,810)
Discounts amortized	8,926
Less: current maturities, net	(4,631,749)
Long term, net debt	$ 0

Related Party Transactions borrowings from major shareholder (Details) (USD $)	3 Months Ended	6 Months Ended
	Mar. 31, 2012	Jun. 30, 2012
Borrowings from major shareholder	$ 0	$ 1,370,000
Note issued to Chairman of the board of directors	29,516	0
Interest Percentage	8	8
Notes value matured on March 31, 2012	0	970,000
Notes value matured on June 30, 2012	0	400,000
Shares issued in connection with debt	29,516	1,370,000
Fair value of shares issued in relation to debt	6,275	318,716
Recognition of discount on notes payable	6,275	318,716
Liabilities paid by Chairman on behalf of Company	29,516	0
Fair value of promissory note issued	23,241	0
Amortization of discount	0	324,991
Unamortized Discount on notes	$ 0	$ 0

Related Party Debt and Convertible Debt (Details) (USD $)	6 Months Ended
Jun. 30, 2012
Related Party Debt
Balance net Beginning balance Related Party Debt	$ 8,144,611
Borrowings.	1,094,555
Discounts amortized.	324,991
Balance net Ending balance Related Party debt	17,053,317
Related Party Convertible Debt
Balance net Beginning balance Related Party Debt	7,489,160
Borrowings.	0
Discounts amortized.	0
Balance net Ending balance Related Party debt	$ 7,489,160

Other Related Party Transactions (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Total accrued liabilities	$ 389,100	$ 345,600
Transfer agent filing fees	56,649	0
Trucking fees	$ 244,225	$ 0

Other Related Party Transactions Trucking Fees (Details) (USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Trucking Fees included in Coal Production Costs	$ 755,535	$ 1,161,822

Stockholders Equities Common Stock (Details)q (USD $)	6 Months Ended
Jun. 30, 2012
Issuance of shares to repay accrued liability	600,000
Value of shares issued to repay accrued liability	$ 109,892
Fair value of shares based on market value	109,892
Issuance of shares to Chairman of board of directors	29,516
Fair value of shares issued to Chairman	6,275
Liabilities paid by Chairman	29,516
Issuance of shares for services rendered	75,000
Value of shares issued for services	14,381
Issuance of shares to related party debt	1,370,000
Fair value of shares issued for related party debt	$ 318,716

Stockholders Equity Options (Details)	Jun. 30, 2012	Dec. 31, 2011
Options
Outstanding Options		1,250,625
Outstanding Options		1,250,625
Outstanding	1,250,625
Exercisable Options	1,250,625
Wtd Avg Exercise price
Outstanding Options		2.93
Outstanding Options		2.93
Outstanding	2.93
Exercisable Options	2.93

Stockholders Equities Exercise Prices (Details) (USD $)	Jun. 30, 2012
Options Exercise Price Range minimum	$ 0.12
Options Exercise Price Range maximum	$ 5.4
Weighted average remaining contractual life of options outstanding	1.47
Intrinsic value of exercisable options	$ 0
Warants exercise price range minimum	$ 0.12
Warants exercise price range maximum	$ 3.6
Weighted average remaining contractual life of warrants outstanding	3.95
Intrinsic value of warrants exercisable	$ 11,321

Stockholders Equity Warrants (Details)	Jun. 30, 2012	Dec. 31, 2011
Warrants
Outstanding Warrants		3,568,985
Outstanding Warrants		3,568,985
Outstanding.	3,568,985
Exercisable Warrants	3,568,985
Weighted Average Exercise Price
Outstanding Warrants		1.47
Outstanding Warrants		1.47
Outstanding.	1.47
Exercisable Warrants	1.47

Derivatives outstanding warrants (Details) (USD $)	Jun. 30, 2012
Aggregate outstanding warrants	911,564
Fair value of derivative liabilities	$ 72,166
Fair value assumptions exercise price range minimum	$ 0.12
Fair value assumptions exercise price range maximum	$ 3.6
Common Stock market value	$ 0.12
Expected Volatilities minimum rate	271.13
Expected Volatilities maximum rate	286.02
Risk Free Interest rate	0.33
Remaining contract term minimum years	1.34
Remaining contract term maximum years	1.53

Derivatives Fair value of financial liabilities (Details) (USD $)	Jun. 30, 2012
Derivative Financial Instruments Level 1	$ 0
Derivative Financial Instruments Level 2	0
Derivative Financial Instruments Level 3	72,166
Total Derivative Financial Instruments	$ 72,166

Derivative Financial instruments on recurring basis (Details) (Warrant, USD $)	6 Months Ended
Jun. 30, 2012
Warrant
Balance Derivative Financial Instruments on recurring basis	109,711
Unrealized gain included in other income (expense)	$ (37,545)
Balance Ending Derivative Financial Instruments	$ 72,166

Commitments and Contingencies BLM (Details) (USD $)	Sep. 01, 2010
Rental Payments	$ 3,867
Royalty payment percentage on gross sales	8
Production in tons	900,000
Payment per ton of coal mined	0.15

Commitments and Contingencies Debtor (Details) (USD $)	1 Months Ended
Sep. 30, 2010
Debtor payment is unavoidable	$ 40,000
Debtor claim in connection with the transfer of coal	$ 204,077

Commitments and Contingencies Citations (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Proposed assessed penalties	$ 1,200,000	$ 0
Accrued liability from citations	0	771,800
Total accrual liability	$ 1,246,735	$ 0

Commitments and Contingencies Citations Libility (Details) (USD $)	3 Months Ended
Jun. 30, 2012
Accrued Liability Citations	$ 474,935

Commitments and Contingencies debt payments (Details) (USD $)	1 Months Ended
Dec. 31, 2010
Debt payments owed by Wild West Trucking	$ 250,000